UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 34.9%
Industrial - 19.9%
Basic - 2.7%
Alcoa, Inc.
6.75%, 7/15/18	$1,025	$1,045,572
ArcelorMittal
6.125%, 6/01/18	2,710	2,796,276
ArcelorMittal USA, Inc.
6.50%, 4/15/14	1,110	1,184,698
BHP Billiton Finance USA Ltd.
5.40%, 3/29/17	200	214,275
7.25%, 3/01/16	2,114	2,409,305
The Dow Chemical Co.
7.375%, 11/01/29	175	191,079
7.60%, 5/15/14	1,422	1,618,082
8.55%, 5/15/19	1,381	1,647,733
Eastman Chemical
5.50%, 11/15/19	557	555,261
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	1,370	1,513,354
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	1,200	1,308,000
8.375%, 4/01/17	1,310	1,434,450
Inco Ltd.
7.75%, 5/15/12	2,545	2,800,210
International Paper Co.
5.30%, 4/01/15	1,235	1,273,165
7.50%, 8/15/21	1,082	1,212,350
7.95%, 6/15/18	1,530	1,764,717
Ispat Inland ULC
9.75%, 4/01/14	5	5,250
Packaging Corp. of America
5.75%, 8/01/13	885	948,458
PPG Industries, Inc.
5.75%, 3/15/13	2,035	2,172,747
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	2,585	2,839,571
Union Carbide Corp.
7.75%, 10/01/96	745	571,458

		29,506,011

Capital Goods - 1.4%
Allied Waste North America, Inc.
6.125%, 2/15/14	85	86,478
Boeing Co.
6.00%, 3/15/19	2,325	2,523,006
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	236	245,650
John Deere Capital Corp.
5.25%, 10/01/12	2,365	2,554,049
Lafarge SA
6.15%, 7/15/11	1,489	1,551,662
Owens Corning, Inc.
6.50%, 12/01/16	1,812	1,855,620
Republic Services, Inc.
5.25%, 11/15/21 (a)	983	966,512
5.50%, 9/15/19 (a)	1,413	1,434,834
Tyco International Finance SA
6.00%, 11/15/13	1,185	1,298,030
8.50%, 1/15/19	965	1,165,477
United Technologies Corp.
4.875%, 5/01/15	1,419	1,523,147
Vulcan Materials Co.
6.30%, 6/15/13	200	213,919

		15,418,384

Communications - Media - 2.0%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	1,245	1,358,845
CBS Corp.
5.625%, 8/15/12	585	611,482
6.625%, 5/15/11	500	523,978
8.875%, 5/15/19	1,255	1,501,387
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,140	1,466,205
Comcast Corp.
5.30%, 1/15/14	1,175	1,254,070
5.50%, 3/15/11	150	156,971
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (a)	975	993,852
6.375%, 6/15/15	735	763,481
News America Holdings, Inc.
9.25%, 2/01/13	1,370	1,598,441
News America, Inc.
6.55%, 3/15/33	760	778,417
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,005	1,222,853
RR Donnelley & Sons Co.
4.95%, 4/01/14	570	570,173
11.25%, 2/01/19	1,395	1,740,905

Time Warner Cable, Inc.
7.50%, 4/01/14	1,140	1,313,484
Time Warner Entertainment Co.
8.375%, 3/15/23	2,480	2,937,786
WPP Finance UK
5.875%, 6/15/14	845	872,635
8.00%, 9/15/14	2,230	2,536,090

		22,201,055

Communications - Telecommunications - 3.4%
AT&T Corp.
8.00%, 11/15/31 (b)	370	451,592
British Telecommunications PLC
5.15%, 1/15/13	2,155	2,247,204
9.125%, 12/15/10 (b)	270	289,256
Embarq Corp.
7.082%, 6/01/16	2,770	3,059,681
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	7,920	8,949,069
Pacific Bell Telephone Co.
6.625%, 10/15/34	2,735	2,709,967
Qwest Corp.
7.50%, 10/01/14	1,045	1,085,494
7.875%, 9/01/11	1,455	1,524,112
Telecom Italia Capital SA
4.00%, 1/15/10	2,815	2,817,168
6.175%, 6/18/14	2,155	2,335,789
6.375%, 11/15/33	310	305,635
US Cellular Corp.
6.70%, 12/15/33	2,940	2,891,340
Verizon Communications, Inc.
4.90%, 9/15/15	1,000	1,061,398
5.25%, 4/15/13	1,510	1,627,735
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	1,346	1,434,086
Vodafone Group PLC
5.35%, 2/27/12	200	213,385
5.50%, 6/15/11	1,860	1,961,666
7.75%, 2/15/10	2,640	2,660,170

		37,624,747

Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
4.875%, 6/15/10	635	645,424
5.75%, 9/08/11	695	730,036
7.30%, 1/15/12	784	852,319
7.75%, 1/18/11	291	309,386

Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	1,190	1,208,169
Volvo Treasury AB
5.95%, 4/01/15 (a)	2,092	2,158,764

		5,904,098

Consumer Cyclical - Entertainment - 0.8%
Time Warner, Inc.
6.875%, 5/01/12	1,805	1,976,011
Turner Broadcasting System, Inc.
8.375%, 7/01/13	2,314	2,636,891
Viacom, Inc.
5.625%, 9/15/19	2,360	2,464,085
The Walt Disney Co.
5.50%, 3/15/19	1,925	2,062,482

		9,139,469

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	2,601	2,668,920
MDC Holdings, Inc.
5.50%, 5/15/13	10	10,047
Toll Brothers Finance Corp.
5.15%, 5/15/15	300	287,057
6.875%, 11/15/12	66	69,128

		3,035,152

Consumer Cyclical - Retailers - 0.1%
Kohls Corp.
6.25%, 12/15/17	100	110,652
Wal-Mart Stores, Inc.
4.25%, 4/15/13	1,170	1,240,512

		1,351,164

Consumer Non-Cyclical - 4.9%
Altria Group, Inc.
9.70%, 11/10/18	1,410	1,742,995
AstraZeneca PLC
5.40%, 9/15/12	200	218,471
Avon Products, Inc.
6.50%, 3/01/19	2,305	2,576,017
Baxter FinCo BV
4.75%, 10/15/10	2,428	2,505,907
Bottling Group LLC
6.95%, 3/15/14	2,060	2,370,252
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,143	1,133,230
5.875%, 5/15/13	1,805	1,878,866
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	2,420	2,516,756

Campbell Soup Co.
6.75%, 2/15/11	1,950	2,074,771
The Coca-Cola Co.
5.35%, 11/15/17	2,210	2,380,663
ConAgra Foods, Inc.
7.875%, 9/15/10	33	34,545
Delhaize Group SA
5.875%, 2/01/14	615	660,518
Diageo Capital PLC
7.375%, 1/15/14	2,085	2,411,955
Fisher Scientific International, Inc.
6.125%, 7/01/15	362	373,312
Fortune Brands, Inc.
3.00%, 6/01/12	1,450	1,437,110
4.875%, 12/01/13	1,257	1,283,939
Johnson & Johnson
5.55%, 8/15/17	2,130	2,349,403
Kraft Foods, Inc.
5.25%, 10/01/13	815	861,240
6.25%, 6/01/12	5,355	5,771,250
The Kroger Co.
6.80%, 12/15/18	918	1,019,852
Pepsico, Inc.
4.65%, 2/15/13	2,215	2,365,988
5.00%, 6/01/18	200	207,646
Pfizer, Inc.
5.35%, 3/15/15	2,340	2,557,398
The Procter & Gamble Co.
4.70%, 2/15/19	2,325	2,380,068
Reynolds American, Inc.
7.25%, 6/01/13	2,420	2,640,278
7.625%, 6/01/16	405	441,522
Safeway, Inc.
5.80%, 8/15/12	15	16,201
6.50%, 3/01/11	395	417,492
Whirlpool Corp.
8.60%, 5/01/14	285	322,694
Wyeth
5.50%, 2/01/14	6,408	6,981,349

		53,931,688

Energy - 1.8%
Amerada Hess Corp.
7.875%, 10/01/29	811	972,676
Anadarko Petroleum Corp.
5.95%, 9/15/16	2,464	2,665,301
6.45%, 9/15/36	741	773,877
Apache Corp.
5.25%, 4/15/13	1,295	1,387,827
5.625%, 1/15/17	100	106,599

Baker Hughes, Inc.
6.50%, 11/15/13	1,155	1,303,734
Canadian Natural Resources Ltd.
5.15%, 2/01/13	835	888,690
Conoco Funding Co.
6.35%, 10/15/11	25	27,199
Conoco, Inc.
6.95%, 4/15/29	5	5,668
Hess Corp.
8.125%, 2/15/19	190	229,132
Nabors Industries, Inc.
9.25%, 1/15/19	2,395	2,933,195
Noble Energy, Inc.
8.25%, 3/01/19	2,306	2,758,854
The Premcor Refining Group, Inc.
7.50%, 6/15/15	1,413	1,402,616
Valero Energy Corp.
6.875%, 4/15/12	1,465	1,599,606
Weatherford International Ltd.
5.15%, 3/15/13	1,025	1,073,409
6.00%, 3/15/18	395	397,751
9.625%, 3/01/19	1,165	1,452,409

		19,978,543

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	1,840	1,888,300

Technology - 1.5%
Cisco Systems, Inc.
5.25%, 2/22/11	2,205	2,313,766
Computer Sciences Corp.
5.50%, 3/15/13	1,500	1,590,261
Dell, Inc.
5.625%, 4/15/14	1,450	1,579,690
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (b)	3,473	3,839,124
IBM International Group Capital LLC
5.05%, 10/22/12	200	216,645
Motorola, Inc.
6.50%, 9/01/25	1,350	1,172,896
7.50%, 5/15/25	250	239,213
7.625%, 11/15/10	133	137,791
Oracle Corp.
4.95%, 4/15/13	1,260	1,352,057
5.25%, 1/15/16	925	998,872
Tyco Electronics Group SA
6.00%, 10/01/12	100	106,100

Xerox Corp.
7.625%, 6/15/13	510	520,177
8.25%, 5/15/14	1,920	2,202,476

		16,269,068

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	1,335	1,352,181
5.75%, 12/15/16	890	879,604

		2,231,785

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	445	480,865

		218,960,329

Financial Institutions - 11.2%
Banking - 6.6%
American Express Co.
7.25%, 5/20/14	1,125	1,269,417
8.125%, 5/20/19	2,390	2,832,296
ANZ National International Ltd.
6.20%, 7/19/13 (a)	1,175	1,293,064
Bank of America Corp.
4.50%, 8/01/10	135	137,824
4.875%, 1/15/13	3,110	3,234,269
7.625%, 6/01/19	1,455	1,683,212
Bank of Tokyo-Mitsubishi UFJ Ltd./ New York NY
7.40%, 6/15/11	280	301,932
Barclays Bank PLC
8.55%, 6/15/11 (a)(c)	1,420	1,306,400
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17	985	792,925
The Bear Stearns Co., Inc.
5.55%, 1/22/17	2,670	2,670,785
5.70%, 11/15/14	3,040	3,345,012
Citigroup, Inc.
5.00%, 9/15/14	3,726	3,591,953
5.30%, 1/07/16	20	19,461
5.50%, 4/11/13	1,200	1,244,118
6.50%, 8/19/13	15	15,978
8.50%, 5/22/19	2,690	3,106,286
Compass Bank
5.50%, 4/01/20	3,239	2,987,848
Countrywide Financial Corp.
5.80%, 6/07/12	420	445,835
6.25%, 5/15/16	1,140	1,159,569
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11	1,224	1,250,060

Credit Agricole SA
8.375%, 10/13/19 (a)	1,737	1,841,220
Credit Suisse USA, Inc.
5.50%, 8/15/13	870	945,129
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	760	795,139
5.125%, 1/15/15	845	887,886
7.50%, 2/15/19	4,275	4,983,808
Huntington National Bank
4.375%, 1/15/10	980	980,104
JP Morgan Chase Capital XVIII
Series R
6.95%, 8/17/36	200	194,307
JPMorgan Chase & Co.
0.43%, 11/01/12 (d)	100	98,349
6.75%, 2/01/11	185	195,147
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37	4	3,974
Manufacturers & Traders Trust Co.
8.00%, 10/01/10	300	314,074
Marshall & Ilsley Bank
5.00%, 1/17/17	2,310	1,796,843
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	879	886,909
Morgan Stanley
5.625%, 1/09/12	2,475	2,611,922
6.60%, 4/01/12	1,625	1,767,990
6.625%, 4/01/18	2,525	2,729,949
National Capital Trust II
5.486%, 3/23/15 (a)	705	562,991
National City Bank of Cleveland Ohio
6.25%, 3/15/11	2,680	2,798,644
Rabobank Nederland
11.00%, 6/30/19 (a)	250	304,814
Regions Financial Corp.
6.375%, 5/15/12	2,500	2,380,990
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	85	75,120
SouthTrust Corp.
5.80%, 6/15/14	15	15,714
UBS Preferred Funding Trust I
8.622%, 10/01/10 (c)	1,437	1,337,085
UFJ Finance Aruba AEC
6.75%, 7/15/13	520	578,946
Union Bank of California
5.95%, 5/11/16	2,790	2,771,159
Union Planters Corp.
7.75%, 3/01/11	1,900	1,889,071

Wachovia Capital Trust III
5.80%, 3/15/11 (c)	65	49,725
Wachovia Corp.
5.35%, 3/15/11	50	52,136
5.50%, 5/01/13	2,630	2,793,936
Wells Fargo & Co.
4.20%, 1/15/10	1,040	1,040,906
5.625%, 12/11/17	2,530	2,631,595

		73,003,826

Finance - 1.1%
General Electric Capital Corp.
4.80%, 5/01/13	5,420	5,665,363
Series A
4.375%, 11/21/11	10	10,415
5.00%, 6/30/18 (b)	100	97,685
5.00%, 6/27/18	125	124,631
5.50%, 12/18/18 (b)	200	198,806
6.90%, 9/15/15	200	221,826
Series G
5.72%, 8/22/11	250	254,229
HSBC Finance Corp.
5.50%, 1/19/16	100	104,908
7.00%, 5/15/12	1,420	1,544,053
International Lease Finance Corp.
5.125%, 11/01/10	100	96,007
5.65%, 6/01/14	333	251,668
SLM Corp.
Series A
5.375%, 1/15/13 - 5/15/14	3,895	3,604,474

		12,174,065

Insurance - 3.0%
Aegon NV
4.75%, 6/01/13	395	397,159
Aetna, Inc.
6.00%, 6/15/16	825	866,151
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	745	795,543
The Allstate Corp.
6.125%, 5/15/37 (c)	2,495	2,170,650
Assurant, Inc.
5.625%, 2/15/14	705	722,849
Coventry Health Care, Inc.
5.95%, 3/15/17	540	489,659
6.125%, 1/15/15	210	200,594
6.30%, 8/15/14	1,670	1,633,427
Genworth Financial, Inc.
6.515%, 5/22/18	2,570	2,351,789
Guardian Life Insurance
7.375%, 9/30/39 (a)	1,255	1,283,572

Humana, Inc.
6.30%, 8/01/18	1,170	1,133,136
6.45%, 6/01/16	240	242,594
7.20%, 6/15/18	510	521,596
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	895	882,178
Lincoln National Corp.
8.75%, 7/01/19	677	773,543
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	1,325	1,625,045
MetLife, Inc.
5.00%, 11/24/13	780	821,124
5.375%, 12/15/12	10	10,628
7.717%, 2/15/19	474	557,014
10.75%, 8/01/39	835	1,028,241
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	2,195	2,317,178
Principal Financial Group, Inc.
7.875%, 5/15/14	1,905	2,102,537
Prudential Financial, Inc.
5.15%, 1/15/13	1,710	1,798,886
6.20%, 1/15/15	265	285,106
8.875%, 6/15/38	1,020	1,081,200
Series D
7.375%, 6/15/19	200	224,233
UnitedHealth Group, Inc.
5.25%, 3/15/11	15	15,543
6.00%, 2/15/18	3,315	3,424,223
Wellpoint, Inc.
5.875%, 6/15/17	225	231,807
7.00%, 2/15/19	530	592,767
XL Capital Ltd.
5.25%, 9/15/14	1,560	1,527,741
6.25%, 5/15/27	15	13,640
Series E
6.50%, 4/15/17 (c)	1,445	1,090,975

		33,212,328

REITS - 0.5%
HCP, Inc.
5.95%, 9/15/11	15	15,476
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	1,555	1,500,396
8.125%, 5/01/11	15	15,758
Nationwide Health Properties, Inc.
6.50%, 7/15/11	85	88,379

Simon Property Group LP
5.00%, 3/01/12	1,060	1,095,630
5.625%, 8/15/14	2,196	2,261,755

		4,977,394

		123,367,613

Utility - 2.7%
Electric - 1.6%
Allegheny Energy Supply
5.75%, 10/15/19 (a)	2,355	2,287,480
Ameren Corp.
8.875%, 5/15/14	1,445	1,623,057
Carolina Power & Light Co.
6.50%, 7/15/12	1,395	1,529,449
FirstEnergy Corp.
Series B
6.45%, 11/15/11	241	258,413
Series C
7.375%, 11/15/31	1,663	1,802,529
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	535	582,664
Nisource Finance Corp.
6.80%, 1/15/19	2,705	2,892,854
7.875%, 11/15/10	760	796,754
Pacific Gas & Electric Co.
4.80%, 3/01/14	1,195	1,269,088
6.05%, 3/01/34	5	5,220
Progress Energy, Inc.
7.10%, 3/01/11	482	510,160
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	540	619,593
The Southern Co.
Series A
5.30%, 1/15/12	884	947,134
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	1,180	1,231,492
Union Electric Co.
6.70%, 2/01/19	250	276,013
Wisconsin Energy Corp.
6.25%, 5/15/67 (c)	1,279	1,138,310

		17,770,210

Natural Gas - 0.9%
DCP Midstream LLC
6.875%, 2/01/11	239	249,450
Duke Energy Field Services Corp.
7.875%, 8/16/10	435	452,236

Energy Transfer Partners LP
6.70%, 7/01/18		1,645	1,761,301
7.50%, 7/01/38		1,820	1,994,138
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14		700	745,381
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)		2,725	2,556,775
Williams Co., Inc.
7.875%, 9/01/21		1,136	1,303,015
8.125%, 3/15/12		965	1,055,193

			10,117,489

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18		1,725	1,821,484

			29,709,183

Non Corporate Sectors - 1.1%
Agencies - Not Government Guaranteed - 1.1%
Gaz Capital SA
6.212%, 11/22/16 (a)		4,975	4,763,562
Petrobras International Finance
5.75%, 1/20/20		4,050	4,120,012
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)		2,705	3,117,513

			12,001,087

Total Corporates - Investment Grades (cost $364,387,527)			384,038,212

GOVERNMENTS - TREASURIES - 22.0%
Canada - 2.4%
Canadian Government Bond
3.75%, 6/01/19	CAD	27,005	26,105,134

United States - 19.6%
U.S. Treasury Bonds
3.75%, 11/15/18		$22,839	22,837,219
4.50%, 2/15/36		32,735	32,243,975
4.75%, 2/15/37		640	654,000
U.S. Treasury Notes
1.75%, 11/15/11		70,265	71,151,533
2.125%, 1/31/10		25,595	25,631,985
2.375%, 8/31/14		62,175	61,718,387
2.625%, 7/31/14		1,640	1,648,200

			215,885,299

Total Governments - Treasuries (cost $245,777,658)			241,990,433

MORTGAGE PASS-THRU’S - 15.3%
Agency Fixed Rate 30-Year - 14.0%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35 - 12/01/35	7,136	7,145,702
Series 2007
4.50%, 1/01/37	32	32,421
5.50%, 7/01/35	3,048	3,209,321
Series 2008
5.50%, 4/01/38	25	25,790
Federal National Mortgage Association
6.00%, TBA	5,925	6,274,942
6.50%, TBA	8,275	8,862,012
Series 2003
5.00%, 11/01/33	6,371	6,564,501
5.50%, 4/01/33 - 7/01/33	11,831	12,434,660
Series 2004
5.50%, 4/01/34 - 11/01/34	9,820	10,320,956
6.00%, 9/01/34	574	612,566
Series 2005
4.50%, 5/01/35 - 9/01/35	13,934	13,974,476
5.50%, 2/01/35	10,134	10,651,227
6.00%, 4/01/35	5,432	5,793,476
Series 2006
5.00%, 2/01/36	18,641	19,166,482
5.50%, 4/01/36	2,085	2,189,885
6.50%, 1/01/36	77	83,162
Series 2007
4.50%, 9/01/35 - 3/01/36	8,699	8,749,262
5.00%, 11/01/35	23	23,844
5.50%, 5/01/36	133	140,159
Series 2008
5.50%, 12/01/35 - 3/01/37	13,956	14,659,226
6.00%, 3/01/37	22,079	23,493,103

		154,407,173

Agency ARMS - 1.3%
Federal Home Loan Mortgage Corp.
Series 2005
4.765%, 5/01/35 (d)	1,902	1,982,417
Series 2006
5.739%, 12/01/36 (d)	118	123,789
Series 2008
5.619%, 11/01/37 (c)	2,043	2,157,565
Federal National Mortgage Association
Series 2003
4.786%, 12/01/33 (c)	1,865	1,959,688
Series 2006
5.45%, 2/01/36 (c)	2,210	2,324,064
6.177%, 3/01/36 (c)	1,726	1,812,731

Series 2007
4.734%, 3/01/34 (c)	1,713	1,783,743
5.899%, 3/01/37 (c)	21	22,304
5.936%, 2/01/37 (d)	19	20,214
Series 2009
4.322%, 5/01/38 (d)	2,136	2,224,218

		14,410,733

Total Mortgage Pass-Thru’s (cost $161,562,901)		168,817,906

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%
Non-Agency Fixed Rate CMBS - 8.3%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class A4
5.179%, 9/10/47	250	245,520
Series 2006-5, Class A4
5.414%, 9/10/47	5,570	5,231,599
Series 2007-5, Class A4
5.492%, 2/10/51	30	25,309
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.719%, 9/11/38	1,420	1,441,919
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44	1,700	1,650,614
Series 2006-C8, Class A4
5.306%, 12/10/46	3,895	3,324,263
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	5,275	4,533,142
Series 2006-C4, Class A3
5.467%, 9/15/39	220	188,435
Series 2006-C5, Class A3
5.311%, 12/15/39	3,070	2,561,041
CS First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	1,220	1,204,642
Series 2005-C1, Class A4
5.014%, 2/15/38	4,400	4,318,228
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%, 12/10/49	40	35,507
Series 2007-GG9, Class A4
5.444%, 3/10/39	3,355	2,964,292
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44	1,460	1,406,291

Series 2006-CB15, Class A4
5.814%, 6/12/43	4,980	4,792,460
Series 2006-CB16, Class A4
5.552%, 5/12/45	3,890	3,697,510
Series 2006-CB17, Class A4
5.429%, 12/12/43	5,825	5,502,555
Series 2007-C1, Class A4
5.716%, 2/15/51	40	31,747
Series 2007-LD11, Class A4
5.818%, 6/15/49	4,905	4,271,525
Series 2007-LDPX, Class A3
5.42%, 1/15/49	5,500	4,639,559
LB-UBS Commercial Mortgage Trust
Series 2006-C3, Class A4
5.661%, 3/15/39	620	574,350
Series 2006-C4, Class A4
5.882%, 6/15/38	125	118,330
Series 2006-C6, Class A4
5.372%, 9/15/39	4,610	4,394,496
Series 2006-C7, Class A3
5.347%, 11/15/38	3,915	3,588,907
Series 2007-C1, Class A4
5.424%, 2/15/40	25	20,703
Series 2008-C1, Class A2
6.149%, 4/15/41	3,290	3,045,311
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.909%, 6/12/46	2,180	2,140,136
Series 2007-9, Class A4
5.70%, 9/12/49	30	25,458
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	5,240	4,284,593
Series 2007-IQ15, Class A4
5.88%, 6/11/49	2,770	2,469,305
Series 2007-T27, Class A4
5.649%, 6/11/42	6,210	5,995,599
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	5,315	4,814,021
Series 2007-C31, Class A4
5.509%, 4/15/47	5,345	4,289,136
Series 2007-C32, Class A3
5.74%, 6/15/49	4,140	3,380,277

		91,206,780

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.675%, 3/06/20 (a)(d)	1,180	1,006,215

Total Commercial Mortgage-Backed Securities (cost $98,999,630)		92,212,995

AGENCIES - 3.8%
Agency Debentures - 3.8%
Federal Home Loan Bank
5.00%, 11/17/17	14,655	15,852,592
Federal Home Loan Mortgage Corp.
4.125%, 12/21/12	100	106,350
5.125%, 11/17/17	14,171	15,428,478
Federal National Mortgage Association
3.25%, 4/09/13	180	186,811
6.25%, 5/15/29	8,440	9,651,545
6.625%, 11/15/30	560	673,013

Total Agencies (cost $41,601,237)		41,898,789

CORPORATES - NON-INVESTMENT GRADES - 3.8%
Industrial - 2.3%
Basic - 0.4%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	730	490,925
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)	1,035	1,049,283
Stora Enso Oyj
7.375%, 5/15/11	80	81,827
United States Steel Corp.
6.05%, 6/01/17	2,875	2,744,668
Westvaco Corp.
8.20%, 1/15/30	435	447,522

		4,814,225

Capital Goods - 0.6%
Case New Holland, Inc.
7.125%, 3/01/14	510	517,650
Masco Corp.
6.125%, 10/03/16	3,230	3,078,000
Mohawk Industries, Inc.
6.875%, 1/15/16 (b)	2,945	2,930,275
Textron Financial Corp.
4.60%, 5/03/10	194	193,950
5.40%, 4/28/13	380	379,820

		7,099,695

Communications - Media - 0.2%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (b)	755	798,413

Clear Channel Communications, Inc.
5.50%, 9/15/14	1,640	1,074,200
Univision Communications, Inc.
12.00%, 7/01/14 (a)	209	230,161

		2,102,774

Communications - Telecommunications - 0.2%
Cricket Communications, Inc.
7.75%, 5/15/16	455	453,862
Qwest Communications International, Inc.
7.50%, 2/15/14 (b)	425	426,594
Series B
7.50%, 2/15/14	250	250,938
Windstream Corp.
7.875%, 11/01/17 (a)	760	750,500

		1,881,894

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co. LLC
7.00%, 10/01/13	45	44,932
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15	1,005	1,045,200

		1,090,132

Consumer Cyclical - Other - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	2,621	2,827,404
William Lyon Homes, Inc.
10.75%, 4/01/13	100	70,500

		2,897,904

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	409	408,489

Consumer Non-Cyclical - 0.2%
Bausch & Lomb, Inc.
9.875%, 11/01/15	915	965,325
HCA, Inc.
8.50%, 4/15/19 (a)	1,265	1,363,037
IASIS Healthcare LLC/IASIS Capital Corp.
8.75%, 6/15/14	55	55,688
Stater Brothers Holdings
8.125%, 6/15/12	65	65,650
Tyson Foods, Inc.
7.85%, 4/01/16	15	15,375
8.25%, 10/01/11	75	80,250

		2,545,325

Energy - 0.1%
Pride International, Inc.
7.375%, 7/15/14	5	5,162
Tesoro Corp.
6.50%, 6/01/17	1,160	1,078,800

		1,083,962

Services - 0.0%
Service Corp. International
6.75%, 4/01/16		5	4,837

Technology - 0.1%
Flextronics International Ltd.
6.50%, 5/15/13		900	902,250

Transportation - Airlines - 0.1%
UAL Pass Through Trust
Series 071A
6.636%, 7/02/22		1,139	967,916

Transportation - Railroads - 0.0%
Trinity Industries, Inc.
6.50%, 3/15/14		5	5,031

			25,804,434

Financial Institutions - 1.0%
Banking - 0.6%
ABN Amro Bank NV
4.31%, 3/10/16 (c)	EUR	625	436,785
BankAmerica Capital II
Series 2
8.00%, 12/15/26		$1,298	1,272,040
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (c)	EUR	300	199,980
Dexia Credit Local
4.30%, 11/18/15 (c)		700	451,568
LBG Capital No.1 PLC
8.00%, 12/29/49 (a)		$3,655	2,814,350
RBS Capital Trust III
5.512%, 9/30/14 (c)		2,085	1,042,500
Zions Bancorporation
5.50%, 11/16/15		790	558,519

			6,775,742

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (e)		1,108	216,060
7.875%, 11/01/09 (e)		2,323	452,985
Series G
4.80%, 3/13/14 (e)		698	136,110

			805,155

Insurance - 0.2%
ING Capital Funding Trust III
8.439%, 12/31/10 (c)		1,570	1,350,200
ING Groep NV
5.775%, 12/08/15 (c)		525	387,813
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		1,240	1,023,000

			2,761,013

REITS - 0.1%
AMR Real Estate PTR/FIN
7.125%, 2/15/13	560	571,200

		10,913,110

Utility - 0.5%
Electric - 0.5%
The AES Corp.
7.75%, 3/01/14 - 10/15/15	1,020	1,035,300
Dynegy Holdings, Inc.
8.375%, 5/01/16	1,175	1,116,250
Edison Mission Energy
7.00%, 5/15/17	865	683,350
NRG Energy, Inc.
7.25%, 2/01/14	1,085	1,098,562
7.375%, 2/01/16	635	635,794
RRI Energy, Inc.
7.625%, 6/15/14	575	569,250

		5,138,506

Total Corporates - Non-Investment Grades (cost $44,206,515)		41,856,050

BANK LOANS - 2.0%
Industrial - 1.6%
Basic - 0.1%
Hexion Specialty Chemicals, Inc.
2.56%, 5/05/13 (d)	501	437,910
Ineos US Finance LLC
7.50%, 12/16/13 (d)	99	89,196
8.00%, 12/16/14 (d)	99	89,691
John Maneely Co.
3.48%-3.53%, 12/09/13 (d)	349	327,624
Lyondell Chemical Company
3.73%, 12/20/13 (d)	85	62,847
3.98%, 12/22/14 (d)	52	38,231
7.00%, 12/22/14 (d)	225	165,895
Lyondell Chemical Company (New Money Dip)
13.00%, 4/06/10 (d)(f)	134	139,465
Lyondell Chemical Company (New Roll-Up Dip)
5.79%-6.56%, 4/06/10 (d)	134	138,326
Univar, Inc.
3.23%, 10/10/14 (d)	237	218,294

		1,707,479

Capital Goods - 0.1%
Hawker Beechcraft Acquisition Co. LLC
2.23%-2.25%, 3/26/14 (d)	141	105,889
2.25%, 3/26/14 (d)	8	6,282

Manitowoc Co., Inc.
7.50%, 11/06/14 (d)	304	294,972
Ravago Holding America, Inc.
3.06%, 1/30/14 (d)	424	377,137
Sequa Corp.
3.51%-3.94%, 12/03/14 (d)	278	247,266
Tegrant Corp. (SCA Packaging)
5.76%, 3/08/15 (d)	300	177,000

		1,208,546

Communications - Media - 0.1%
Clear Channel Communications, Inc.
3.88%, 1/29/16 (d)	212	172,955
Univision Communications, Inc.
2.50%, 9/29/14 (d)	625	540,469

		713,424

Communications - Telecommunications - 0.1%
Sorenson Communications, Inc.
2.74%, 8/16/13 (d)	353	335,357
7.23%, 2/16/14 (d)	828	808,719

		1,144,076

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
3.24%-3.29%, 12/15/13 (d)	461	424,637
Visteon Corp.
8.35%, 6/13/13 (d)(e)	150	165,459

		590,096

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc.
3.25%-3.28%, 1/28/15 (d)	417	336,970
Las Vegas Sands LLC
2.01%, 5/23/14 (d)	520	453,650
On Assignment, Inc.
6.75%, 1/31/13 (d)	403	386,876
VML US Finance LLC
4.76%, 5/27/13 (d)	209	197,254

		1,374,750

Consumer Cyclical - Retailers - 0.1%
Michaels Stores, Inc.
2.56%, 10/31/13 (d)	106	96,290
4.81%, 7/31/16 (d)	143	134,787
Neiman Marcus Group, Inc.
2.255%, 4/06/13 (d)	492	442,875

		673,952

Consumer Non-Cyclical - 0.2%
Best Brands Corp.
7.485%, 12/12/12 (d)(g)	383	329,617
Fenwal, Inc.
2.51%, 2/28/14 (d)	821	703,366

HCA, Inc.
2.50%, 11/18/13 (d)	511	487,876
Health Management Associates, Inc.
2.00%, 2/28/14 (d)	367	342,878

		1,863,737

Energy - 0.1%
Ashmore Energy International
3.23%, 3/30/12 (d)	90	81,736
3.25%, 3/30/14 (d)	370	337,494
Dalbo, Inc.
7.00%, 8/27/12 (d)	332	210,543
Infrastrux Group, Inc.
8.00%, 11/03/12 (d)(g)	754	670,775

		1,300,548

Other Industrial - 0.1%
Education Management LLC
2.06%, 6/03/13 (d)	467	437,466
Swift Transportation Co., Inc.
5/12/14 (d)(h)	338	307,348

		744,814

Services - 0.2%
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.756%-2.78%, 5/08/14 (d)	470	357,111
Sabre, Inc.
2.48%-2.49%, 9/30/14 (d)	500	449,465
Travelport LLC
2.75%, 8/23/13 (d)	400	380,928
West Corp.
2.61%, 10/24/13 (d)	963	908,740

		2,096,244

Technology - 0.4%
Avaya, Inc.
3.01%, 10/24/14 (d)	249	214,625
Dealer Computer Services, Inc.
2.25%, 10/26/12 (d)	752	695,653
5.75%, 10/26/13 (d)	500	425,000
Dresser, Inc.
2.52%, 5/04/14 (d)	485	452,075
First Data Corp.
2.98%-3.00%, 9/24/14 (d)	243	215,077
Freescale Semiconductor, Inc.
1.99%, 11/29/13 (d)	499	435,026
IPC Systems, Inc.
2.48%-2.50%, 6/02/14 (d)	682	569,273
5.50%, 6/01/15 (d)	750	542,497
Sitel, LLC (ClientLogic)
5.73%-5.78%, 1/30/14 (d)	683	601,036

Sungard Data Systems, Inc.
1.98%, 2/28/14 (d)	17	15,843

		4,166,105

Transportation - Airlines - 0.0%
Delta Airlines
3.53%, 4/30/14 (d)	497	413,110

Transportation - Services - 0.0%
Oshkosh Truck Corp.
6.26%-6.29%, 12/06/13 (d)	154	153,635

		18,150,516

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc.
4.81%, 5/01/14 (d)	800	676,000
GBGH, LLC (US Energy)
4.00%, 6/09/13 (d)(i)(j)	308	156,299
12.00%, 6/09/14 (d)(g)(i)(j)	96	0
Texas Competitive Electric Holdings Co. LLC
3.73%-3.75%, 10/10/14 (d)	880	710,644
3.75%-3.78%, 10/10/14 (d)	492	397,825

		1,940,768

Financial Institutions - 0.2%
Finance - 0.1%
CIT Group, Inc.
13.00%, 1/20/12 (d)	720	743,659

REITS - 0.1%
Crescent Resources, LLC
8.36%, 9/07/12 (d)(e)	1,808	817,087
13.50%, 6/10/10 (d)	300	300,000

		1,117,087

		1,860,746

Total Bank Loans (cost $24,676,843)		21,952,030

GOVERNMENTS - SOVEREIGN BONDS - 1.8%
Brazil - 0.4%
Republic of Brazil
8.25%, 1/20/34	3,040	3,868,400

Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)	2,700	2,908,105

Lithuania - 0.2%
Republic of Lithuania
6.75%, 1/15/15 (a)	2,580	2,626,737

Peru - 0.5%
Republic of Peru
8.375%, 5/03/16	1,470	1,775,025
9.875%, 2/06/15	3,150	3,984,750

		5,759,775

Poland - 0.2%
Poland Government International Bond
6.375%, 7/15/19	2,180	2,364,210

Russia - 0.2%
Russian Federation
7.50%, 3/31/30 (a)(b)	1,704	1,923,638

Total Governments - Sovereign Bonds (cost $17,237,914)		19,450,865

ASSET-BACKED SECURITIES - 1.3%
Home Equity Loans - Floating Rate - 0.9%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.50%, 5/25/37 (d)	65	2,868
Countrywide Asset-Backed Certificates
Series 2002-4, Class A1
0.971%, 2/25/33 (d)	4	3,171
Series 2006-S5, Class A1
0.34%, 6/25/35 (d)	3	2,819
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (d)	49	42,390
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.493%, 1/20/35 (d)	737	652,008
Series 2006-1, Class M1
0.513%, 1/20/36 (d)	29	23,258
Series 2007-1, Class M1
0.613%, 3/20/36 (d)	110	50,468
Series 2007-2, Class M1
0.543%, 7/20/36 (d)	40	14,180
Home Equity Asset Trust
Series 2007-2, Class M1
0.661%, 7/25/37 (d)	4,620	40,203
Series 2007-3, Class M1
0.581%, 8/25/37 (d)	4,590	166,498
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class M2
0.621%, 1/25/36 (d)	1,515	376,243
Series 2007-WF1, Class 2A2
0.36%, 5/25/37 (d)	7,980	5,996,622
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.341%, 11/25/36 (d)	133	94,221
Master Asset Backed Securities Trust
Series 2006-NC2, Class A3
0.341%, 8/25/36 (d)	220	114,627
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.361%, 4/25/37 (d)	2,883	1,739,361

Novastar Home Loan Equity
Series 2007-2, Class M1
0.531%, 9/25/37 (d)	25	776
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.46%, 2/25/37 (d)	1,189	9,031
RAAC Series
Series 2006-SP3, Class A1
0.311%, 8/25/36 (d)	80	77,851
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.401%, 3/25/35 (d)	13	13,233
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.361%, 7/25/37 (d)	85	39,967
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.53%, 4/25/34 (d)	59	46,061

		9,505,856

Credit Cards - Fixed Rate - 0.3%
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.25%, 12/23/14	3,360	3,326,217

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.361%, 12/25/32	529	389,049
Bayview Financial Acquisition Trust
Series 2005-D, Class AF2
5.402%, 12/28/35	79	75,223
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	504	427,064
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	118	39,696
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class AF2
4.751%, 8/25/35	106	100,804
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	29	28,476

		1,060,312

Other ABS - Fixed Rate - 0.0%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	700	665,000

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.331%, 2/25/47 (a)(d)	1,410	14,100

Total Asset-Backed Securities (cost $31,063,962)		14,571,485

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (cost $10,778,228)	10,286	11,058,523

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
United Kingdom - 0.7%
The Royal Bank of Scotland PLC
1.45%, 10/20/11 (a) (cost $8,296,017)	8,302	8,283,420

CMOS - 0.7%
Non-Agency ARMS - 0.5%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.873%, 5/25/36 (c)	67	41,414
Series 2007-1, Class 21A1
5.56%, 1/25/47 (c)	180	97,175
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.128%, 5/25/35 (c)	2,331	1,982,587
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (d)	154	99,757
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.637%, 6/25/46 (c)	4,219	1,738,709
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.158%, 6/26/35 (a)(c)	31	30,387
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.856%, 5/25/36 (c)	1,440	807,147
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.151%, 12/25/35 (c)	8	6,856
Residential Funding Mortgage Securities, I Inc.
Series 2005-SA3, Class 3A
5.247%, 8/25/35 (c)	83	69,954

		4,873,986

Non-Agency Floating Rate - 0.2%
Banc of America Funding Corp.
Series 2007-B, Class A1
0.443%, 4/20/47 (d)	97	51,781
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.544%, 12/25/35 (d)	911	501,879
Series 2006-OA14, Class 3A1
1.394%, 11/25/46 (d)	2,691	1,155,148
Lehman XS Trust
Series 2007-4N, Class M1
0.681%, 3/25/47 (d)	145	653
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.551%, 10/25/28 (d)	9	7,411
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.43%, 7/20/36 (d)	43	31,720
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
0.89%, 10/19/34 (d)	864	593,506
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
0.831%, 10/25/45 (d)	57	4,373
Series 2005-AR13, Class B2
0.861%, 10/25/45 (d)	57	4,142
Series 2007-OA1, Class A1A
1.332%, 2/25/47 (d)	82	40,945
Series 2007-OA3, Class B1
0.681%, 4/25/47 (d)	25	379

		2,391,937

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.557%, 5/28/35	323	303,868

Non-Agency Fixed Rate - 0.0%
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.05%, 7/25/36	91	52,218
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	256	229,694

		281,912

Total CMOs (cost $14,021,554)		7,851,703

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Russia - 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a) (cost $5,024,979)	5,045	5,517,969

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19 (cost $856,018)	859	952,202

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (c)	39,550	41,527
Federal National Mortgage Association
8.25% (c)	59,175	65,093

Total Preferred Stocks (cost $2,468,125)		106,620

	Principal Amount (000)
SUPRANATIONALS - 0.0%
European Investment Bank
5.125%, 5/30/17 (cost $16,329)	$15	16,424

	Shares
SHORT-TERM INVESTMENTS - 4.2%
Investment Companies - 4.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (k) (cost $46,422,814)	46,422,814	46,422,814

Total Investments - 100.5% (cost $1,117,398,251) (l)		1,106,998,440
Other assets less liabilities - (0.5)%		(5,833,746)

Net Assets - 100.0%		$1,101,164,694

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type
			Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$72,500	9/17/10	3 Month LIBOR	2.780%	$1,779,566

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr Futures	106	March 2010	$12,319,397	$12,124,578	$(194,819)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Hungarian Forint settling 1/26/10	688,602	$3,678,825	$3,651,942	$(26,883)
Hungarian Forint settling 1/26/10	370,442	1,922,077	1,964,605	42,528
Sale Contracts:
Canadian Dollar settling 1/13/10	28,021	26,310,627	26,793,238	(482,611)
Euro settling 1/25/10	1,147	1,704,119	1,643,974	60,145
Hungarian Forint settling 1/26/10	1,059,044	5,792,825	5,616,547	176,278

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate market value of these securities amounted to $66,285,018 or 6.0% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2009.
(c)	Variable rate coupon, rate shown as of December 31, 2009.
(d)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.

(e)	Security is in default and is non-income producing.
(f)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $46,185 and $1,796, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(g)	Pay-In-Kind Payments (PIK).
(h)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $307,348 and $21,590, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(i)	Illiquid security.
(j)	Fair valued.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,111,726 and gross unrealized depreciation of investments was $(49,511,537), resulting in net unrealized depreciation of $(10,399,811).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2009, the fund’s total exposure to subprime investments was 1.45% of net assets. These investments are valued in accordance with the fund’s Valuation Policies. An amount equivalent to U.S. $84,800 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2009.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligation
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LIBOR	-	London Interbank Offered Rates
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc. – Intermediate Duration Institutional Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$382,745,148	$1,293,064	$384,038,212
Governments - Treasuries	—	241,990,433	—	241,990,433
Mortgage Pass-Thru’s	—	168,817,906	—	168,817,906
Commercial Mortgage-Backed Securities	—	85,352,120	6,860,875	92,212,995
Agencies	—	41,898,789	—	41,898,789
Corporates - Non-Investment Grades	—	40,888,134	967,916	41,856,050
Bank Loans	—	—	21,952,030	21,952,030
Governments - Sovereign Bonds	—	19,450,865	—	19,450,865
Asset-Backed Securities	—	3,326,217	11,245,268	14,571,485
Inflation-Linked Securities	—	11,058,523	—	11,058,523
Governments - Sovereign Agencies	—	8,283,420	—	8,283,420
CMOs	—	303,868	7,547,835	7,851,703
Quasi-Sovereigns	—	5,517,969	—	5,517,969
Emerging Markets - Corporate Bonds	—	952,202	—	952,202
Preferred Stocks	—	106,620	—	106,620
Supranationals	—	16,424	—	16,424
Short-Term Investments	46,422,814	—	—	46,422,814

Total Investments	46,422,814	1,010,708,638	49,866,988	1,106,998,440
Other Financial Instruments*:
Assets	—	1,779,566	—	1,779,566
Liabilities	(194,819)	—	—	(194,819)

Total	$46,227,995	$1,012,488,204	$49,866,988	$1,108,583,187

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades	Bank Loans
Balance as of 9/30/09	$12,480,303	$4,345,293	$3,320,641	$26,949,401
Accrued discounts /premiums	51	5,730	525	109,805
Realized gain (loss)	—	—	—	(374,217)
Change in unrealized appreciation/depreciation	20,676	(5,416)	10,863	1,299,318
Net purchases (sales)	—	—	—	(6,032,277)
Net transfers in and/or out of Level 3	(11,207,966)	2,515,268	(2,364,113)	—

Balance as of 12/31/09	$1,293,064	$6,860,875	$967,916	$21,952,030

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$20,676	$(5,416)	$10,863	$1,148,741

	Governments - Sovereign Bonds	Asset-Backed Securities	CMOs	Quasi- Sovereigns
Balance as of 9/30/09	$12,778,909	$10,794,042	$8,009,924	$8,266,850
Accrued discounts /premiums	—	1,809	1,257	3,786
Realized gain (loss)	—	6,047	12,890	226,010
Change in unrealized appreciation/depreciation	—	1,022,352	300,993	(60,740)
Net purchases (sales)	—	(578,982)	(777,229)	(2,881,056)
Net transfers in and/or out of Level 3	(12,778,909)	—	—	(5,554,850)

Balance as of 12/31/09	$—	$11,245,268	$7,547,835	$—

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$—	$1,022,177	$300,993	$—

	Total
Balance as of 9/30/09	$86,945,363
Accrued discounts /premiums	122,963
Realized gain (loss)	(129,270)
Change in unrealized appreciation/depreciation	2,588,046
Net purchases (sales)	(10,269,544)
Net transfers in and/or out of Level 3	(29,390,570)

Balance as of 12/31/09	$49,866,988

Net change in unrealized appreciation/depreciation	—
from Investments held as of 12/31/09	$2,498,034

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 19, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 19, 2010

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